NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
Schedule of Net Investment in Direct Financing Leases
	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Total minimum lease payments to be received	94,341	88,973	13,675
Initial direct cost	3,963	86	13
	98,304	89,059	13,688
Unearned income	(12,054)	(16,107)	(2,475)
Net investment in direct finance leases	86,250	72,952	11,213
Current	59,060	18,900	2,905
Non-current	27,190	54,052	8,308
Total	86,250	72,952	11,213

Schedule of Future Minimum Lease Payments
	Future minimum lease payments
	RMB	US$
2018	63,092	9,697
2019	12,287	1,888
2020	7,409	1,139
2021	3,675	565
2022	3,457	531
Above 5 years	8,384	1,289